Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Schedule of Residual Value to be Allocated to Common Shares	The residual value to be allocated to common shares is:
Gross proceeds	$3,986,100
Less: total fair value of warrant liability	(2,288,327)
Residual value to common shares	$1,697,773

Schedule of Stock Options Activity	A summary of the Company’s stock option activity is as follows:
	Number of	Weighted Average
	Stock Options	Exercise Price
Outstanding options, December 31, 2021	592	$9,716.00
Granted	1,636	805.00
Expired/Cancelled	(76)	(21,630.00)
Outstanding options, December 31, 2022	2,152	$2,520.90
Granted	-	-
Expired/Cancelled	(22)	39,038.00
Outstanding options, December 31, 2023	2,130	$2,161.29

		Weighted Average
	Number of RSU's	Issue Price
Outstanding RSU, December 31, 2021	-	$-
Granted	4,564	735.56
Exercised	(43)	(721.00)
Outstanding RSU, December 31, 2022	4,521	$735.14
Granted	-	-
Exercised/cancelled	(131)	(770.00)
Outstanding RSU, December 31, 2023	4,390	$734.15
		Weighted average
	Number of options	exercise price
Outstanding agent options, December 31, 2021	637	$5,257
Granted	696	$1,757
Expired	(2)	$14,343
Outstanding agent options, December 31, 2022	1,331	$3,413
Granted	17,143	$5
Outstanding agent options, December 31, 2023	18,474	$250
	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2021	7,316	6,923
Granted	41,627	658
Expired	(183)	23,429
Outstanding, December 31, 2022	48,760	1,513
Granted	101,490	39
Exercised	(94,513)	290
Outstanding, December 31, 2023	55,737	902

Schedule of Stock Options Outstanding	As at December 31, 2023 stock options outstanding are as follows:
Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
15-Jan-19	1	1	37,800	15-Jan-24	0.04
21-Mar-19	18	18	41,300	21-Mar-24	0.22
1-Jan-20	3	3	39,038	1-Jan-24	0.00
15-Nov-20	136	136	4,200	15-Nov-30	6.88
15-Nov-20	231	231	4,200	15-Nov-25	1.88
2-Jan-21	81	81	8,050	2-Jan-26	2.01
2-Jan-21	7	7	8,050	2-Jan-31	7.01
18-Jan-21	17	17	8,050	18-Jan-26	2.05
1-Jan-22	29	29	2,800	29-Oct-26	2.83
13-Apr-22	1,136	663	770	13-Apr-27	3.28
12-Jul-22	471	236	770	12-Jul-25	1.53
Total	2,130	1,422	$2,161		2.89
Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

29-Sep-20	162	162	$4,620.00	28-Sep-25	1.75
29-Sep-20	380	380	$4,795.00	28-Sep-25	1.75
31-Dec-20	92	92	$8,050.00	30-Jun-24	0.50
11-Jan-22	621	621	$1,771.00	11-Jan-27	3.03
1-Apr-22	76	76	$1,610.00	8-Mar-27	3.19
31-Oct-23	17,143	0	$5.01	31-Oct-28	4.84
Total	18,474	1,331	250.03		4.66

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
29-Sep-20	2,579	4,795.00	28-Sep-25
31-Dec-20	1,849	8,050.00	30-Jun-24
11-Jan-22	14,286	1,610.00	10-Jan-27
31-Oct-23	37,023	0.07	31-Oct-28
Total	55,737	$901.62